Inventories	12 Months Ended
Dec. 31, 2021
Disclosure of inventories [text block] [Abstract]
INVENTORIES
25.	INVENTORIES

	As at December 31,
	2021	2020
Raw materials	773,180	1,247,087
Finished goods	392,018	607,911
Provision for obsolete inventories	(1,302)	-
	1,163,896	1,854,998